Shareholder Report, Line Graph (Details) 193608_REX Drone ETF_TF_TSR Annual {TF} - USD ($)		12 Months Ended
	Oct. 28, 2025	Dec. 31, 2025
REX Drone ETF
Account Value [Line Items]
Line Graph and Table Measure Name		REX Drone ETF (At NAV)
Accumulated Value	$ 10,000	$ 8,841
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Accumulated Value	$ 10,000	$ 9,958